Leases - Schedule of Maturities of Financing Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Maturities of Financing Lease Liabilities [Abstract]
2025	$ 2,197,244
2026	4,219,574
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	18,339,067
Less: imputed interest	2,760,611
Present value of lease liabilities	$ 15,578,456	$ 17,204,740